Long Term Receivable	12 Months Ended
Dec. 31, 2023
Long Term Receivable [Abstract]
LONG TERM RECEIVABLE
21.	LONG TERM RECEIVABLE

On October 19, 2022, the Company entered into a stock purchase agreement with a Purchaser and closed the transaction pursuant to the terms of the Stock Purchase Agreement, resulting in the Company’s sale of 20,000 shares of common stock (the “Shares”) in Hongri International Holding Limited (“Hongri”), constituting all of the issued and outstanding capital stock in Hongri, in consideration for $10,000,000.

The Purchaser issued to the Company a 5% promissory note in the principal amount of $10,000,000, in payment of the Purchase Price (the “Note”). The Note is payable in four installments, on the following dates and in the following amounts: (a) $1,000,000, together with an accrued interest, is payable on or before November 19, 2022; (b) $2,000,000, together with an accrued interest, is payable on or before April 19, 2023; (c) $3,000,000, together with an accrued interest, is payable on or before April 19, 2024, and (d) the remaining $4,000,000, together with an accrued interest, is payable on or before October 19, 2024.

Analyzed for reporting purposes as:

	As at December 31,
	2023	2022
Current portion (Note 24)	7,000,000	3,000,000
Non-current portion	-	7,000,000
Total receivable	7,000,000	10,000,000

As of April 15, 2024, the receivable balance of $7,000,000 was fully settled by means of acquisition of a wholly owned subsidiary of the debtor, The purchase consideration was $7,000,000 and the acquired entity has certain intangible assets (Technology software etc) at an appraised value of approximately $7,220,000.